Long-Term Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Debt Instrument [Line Items]
Long-term debt	$ 4,580	$ 4,081
Less: Current maturities	291	522
Total, net	4,289	3,559
Long-term debt maturing during year two	265
Long-term debt maturing during year three	271
Long-term debt maturing during year four	652
Long-term debt maturing during year five	501
Interest paid related to short-term borrowings and long-term debt	196	210	$ 226
5.0% notes due December 2014 [Member]
Debt Instrument [Line Items]
Long-term debt	0	$ 250
Repayments of debt	$ 250
Notes interest rate, percentage	5.00%	5.00%
4.125% notes due April 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 250
Repayments of debt	$ 250
Notes interest rate, percentage	4.125%	4.125%
4.75% notes due October 2015 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	4.75%	4.75%
5.125% notes due December 2016 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	5.125%	5.125%
5.375% notes due October 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	5.375%	5.375%
5.25% notes due October 2018[Member]
Debt Instrument [Line Items]
Long-term debt	$ 400	$ 400
Notes interest rate, percentage	5.25%	5.25%
5.0% notes due April 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	5.00%	5.00%
4.875% notes due October 2019 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 500
Notes interest rate, percentage	4.875%	4.875%
4.25% notes due November 2020 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 300	$ 300
Notes interest rate, percentage	4.25%	4.25%
2.625% Notes Due December 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 0
Notes interest rate, percentage	2.625%
2.625% notes due February 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 500
Notes interest rate, percentage	2.625%	2.625%
3.15% Notes Due June 2025 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 500	$ 0
Notes interest rate, percentage	3.15%
6.0% notes due August 2032 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	6.00%	6.00%
6.125% notes due April 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 250	$ 250
Notes interest rate, percentage	6.125%	6.125%
5.25% notes due November 2039 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 300	$ 300
Notes interest rate, percentage	5.25%	5.25%
Other [Member]
Debt Instrument [Line Items]
Long-term debt	$ 80	$ 81
5.625% Notes Due November 2013
Debt Instrument [Line Items]
Repayments of debt		$ 250
Notes interest rate, percentage		5.625%